Annual Operating Expenses - FidelityDividendGrowthFund-RetailPRO - FidelityDividendGrowthFund-RetailPRO - Fidelity Dividend Growth Fund - Fidelity Dividend Growth Fund	Sep. 28, 2024
Operating Expenses:
Management fee	0.68%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[1]
Acquired fund fees and expenses	0.09%
Total annual operating expenses	0.78%	[3]

[1]	B Adjusted to reflect current fees.
[2]
A The management fee comprises a basic fee , which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the S&P 500® Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.15% was previously charged under the services agreements. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.

[3]	C Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.